Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	CP
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Central Index Key	0000016875
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	166,120,981
Canadian Pacific Railway Company, Shares Outstanding	347,170,009